Investments in Associates and Joint Ventures - Details of Investments in Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Investment in associates provided as collateral for borrowings	₩ 486,995	₩ 452,614